Interest Income and Expense - Summary of Interest Income and Expense by Basis of Accounting Classification (Detail) - CAD ($) $ in Millions		3 Months Ended		9 Months Ended
		Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2020	Jul. 31, 2019
Disclosure of Interest Income Expense [line items]
Interest income	[1]	$ 8,066	$ 10,644	$ 27,883	$ 31,461
Interest expense		1,583	4,620	8,639	13,705
Financial assets amortized cost [member]
Disclosure of Interest Income Expense [line items]
Interest income		6,867	8,050	22,155	23,600
Interest expense		1,039	2,860	5,378	8,611
Financial assets at fair value through other comprehensive income [member]
Disclosure of Interest Income Expense [line items]
Interest income		274	788	1,555	2,477
Financial instruments measure at amortized cost and FVOCI [member]
Disclosure of Interest Income Expense [line items]
Interest income		7,141	8,838	23,710	26,077
Interest expense		1,039	2,860	5,378	8,611
Financial instruments measured or designated at fair value through profit or loss [member] | Equities designated at fair value through other comprehensive income [member]
Disclosure of Interest Income Expense [line items]
Interest income		925	1,806	4,173	5,384
Interest expense		$ 544	$ 1,760	$ 3,261	$ 5,094

[1]	Includes $7,141 million and $23,710 million, for the three and nine months ended July 31, 2020, respectively (three and nine months ended July 31, 2019 - $8,838 million and $26,077 million, respectively) which have been calculated based on the effective interest rate method. Refer to Note 21.